Related Party Transactions - Narrative (Details) $ in Millions		3 Months Ended		9 Months Ended
	Dec. 20, 2022	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jan. 03, 2023
Related Party Transaction [Line Items]
Reinsurance, profit commission, percentage				0.200
Reinsurance, profit commission, hurdle rate of return, percentage				0.050
Related Party
Related Party Transaction [Line Items]
Other receivables		$ 380.7		$ 380.7		$ 208.9
Amounts due to The Fidelis Partnership		544.1		$ 544.1		$ 385.8
Framework Agreement | Related Party
Related Party Transaction [Line Items]
Related party transaction, agreement duration	10 years
Reinsurance, ceded commission, percentage				0.115
Property management fee, percent fee				3.00%
Insurance commissions		34.4	$ 33.7	$ 89.6	$ 76.8
Recovery of commissions		31.7		15.5
Payments for commissions			40.9		55.0
Framework Agreement | Related Party | Policy Acquisition Expenses
Related Party Transaction [Line Items]
Insurance commissions		13.5	17.1	46.8	33.6
Framework Agreement | Related Party | General and Administrative Expense
Related Party Transaction [Line Items]
Costs and expenses, related party		$ 1.2	$ 1.6	$ 3.0	$ 4.6
Framework Agreement | Related Party | Third Party Managing General Underwriters
Related Party Transaction [Line Items]
Reinsurance, ceded commission, percentage				0.030
Group | Framework Agreement | Related Party | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner							9.90%